Income Taxes Income Taxes (Components of Foreign Income Tax Provision) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Foreign provision for income taxes	$ (51)	$ (66)	$ (76)
United Kingdom
Operating Loss Carryforwards [Line Items]
Foreign provision for income taxes	(14)	(19)	(32)
Australia
Operating Loss Carryforwards [Line Items]
Foreign provision for income taxes	(6)	(6)	(8)
Canada
Operating Loss Carryforwards [Line Items]
Foreign provision for income taxes	(1)	(1)	(6)
Middle East
Operating Loss Carryforwards [Line Items]
Foreign provision for income taxes	(18)	(20)	(16)
Africa
Operating Loss Carryforwards [Line Items]
Foreign provision for income taxes	0	(1)	(1)
Other
Operating Loss Carryforwards [Line Items]
Foreign provision for income taxes	$ (12)	$ (19)	$ (13)